Business combinations	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Business combinations
48 Business combinations
Acquisitions
2020
On July 30, 2020, Aegon announced the completion of the expansion of its partnership with Santander in Spain. This follows the agreement signed on July 3, 2018 between Aegon and Banco Santander to expand their life and non-life
insurance partnership, following Banco Santander’s acquisition of Banco Popular. Aegon’s insurance joint ventures with Banco Santander in Spain completed the acquisition of the in force term life policies previously sold through Banco Popular branches as well as the right to write new term life and selected lines of non-life
policies through the former Banco Popular branches now owned by Banco Santander. The transaction was closed following satisfaction of all closing conditions, including the termination of existing alliances of Banco Popular. For its 51% stake in the expansion of the joint venture with Banco Santander, Aegon paid an upfront amount of EUR 187 million – lower than the EUR 215 million communicated in July 2018 mainly due to the results of the in-force
portfolio which accrued to Santander till closing. Furthermore, the previously agreed contingent payment of up to EUR 75 million is due in 2024, subject to the performance of the partnership.

2019
There were no significant acquisitions in 2019.
2018
On July 1, 2018, the legal transfer of the BlackRock Life Limited’s Defined Contribution and investment platform business to Scottish Equitable plc., a subsidiary of Aegon NV, was completed following the approval of the High Court on June 21, 2018, in accordance with Part VII of the Financial Services and Markets Act 2000.
On July 3, 2018, Aegon agreed to expand its joint venture arrangement with Banco Santander in Spain and will pay an upfront consideration of EUR 215 million and an additional amount of up to EUR 75 million to be paid after 5 years, depending on the performance of the partnership. The consideration will be funded from Cash Capital at Holding. The final terms (including closing and date of payment) of the transaction are subject to due diligence, regulatory approval, several other conditions and to the process of terminating the existing alliances of Banco Popular.
On September 10, 2018, Aegon completed the acquisition of Robidus, a leading income protection service provider in the Netherlands. Under the terms of the agreement, Aegon acquired 94.4% and voting interests of the company with the remainder to be retained by Robidus’ management team. The total consideration of the acquisition amounted to EUR 103 million. Based on the purchase price allocation the fair value of the net assets amounted to EUR 18 million, resulting in a goodwill of EUR 85 million.
Divestments/Disposals
2020
On November 29, 2020, Aegon agreed to sell its insurance, pension and asset management business in Hungary, Poland, Romania and Turkey for EUR 830 million to Vienna Insurance Group AG Wiener Versicherung Gruppe (VIG). This will result in an increase in IFRS equity of EUR 505 million, of which EUR 362 million is recognized as a book gain based on the balance sheet position on June 30, 2020, excluding transaction costs. The transaction is subject to regulatory and antitrust approvals customary for transactions of this nature and is expected to close in the course of 2021.
On October 9, 2020, Aegon announced the sale of Stonebridge, a UK-based
provider of accident insurance products. The net proceeds of approximately GBP 60 million (EUR 65 million) consist of the purchase price and dividends related to the transaction, and exclude a contingent consideration of up to GBP 10 million. The proceeds are equal to one times Stonebridge’s Solvency II Own Funds at year-end
2019. The sale was completed on February 28, 2021 and had no material impact on Aegon’s capital position and results.
On January 29, 2020, Aegon completed the sale of its 50% stake in the variable annuity joint ventures in Japan. The sale was announced on May 17, 2019. The total cash proceeds are EUR 153 million (JPY 18.75 billion). The divestment had no material impact on Aegon’s capital position and led to an IFRS gain of EUR 53 million. This divestment had no material impact on underlying earnings before tax going forward.
2019
On January 8, 2019, Aegon completed the sale of its businesses in Czech Republic and Slovakia. The businesses consisted mainly of unit linked life insurance coverage, term life products and pension reserves. The proceeds of the sale amount to EUR 155 million and the book gain amounts to approximately EUR 70 million, which were reflected in other income. As a consequence of the transaction, annual income before tax and underlying earnings before tax decreased. In 2018, the underlying earnings before tax of the combined operations amounted to EUR 17 million.
2018
On April 3, 2018, Aegon completed the sale of Aegon Ireland plc to Athora Holding Ltd. agreed to on August 9, 2017. The net proceeds of the transaction amounted to GBP 177 million (EUR 202 million). The divestment led to a book loss of GBP 81 million (EUR 93 million), reported in note 17 Other charges. This divestment had no material impact on underlying earnings before tax going forward. Upon disposal, an amount of GBP 31 million (EUR 36 million) related to the foreign currency translation and net foreign investment hedging reserve has been reclassified from Other Comprehensive Income into the income statement.
On August 7, 2018, Aegon agreed to divest the last substantial block of its US life reinsurance business to SCOR Global Life. Under the terms of the agreement, Aegon’s Transamerica life subsidiaries reinsured approximately USD 700 million of liabilities through SCOR. The transaction covered the block of life reinsurance business that Transamerica retained after it divested the vast majority of its life reinsurance business to SCOR in 2011 and 2017. The transaction had a one-time
benefit of USD 50 million on Transamerica’s capital position.

On August 15, 2018, Aegon has agreed to sell its business in Czech Republic and Slovakia for EUR 155 million to NN Group. The business consists mainly of unit linked life insurance coverage, term life products and pension services. Based on the book value as of December 31, 2018, the book gain is expected to amount to approximately EUR 80 million and will be reported in Other income upon completion. As a consequence of this transaction, annual income before tax and underlying earnings before tax will decrease. In 2018, the underlying earnings before tax of the combined operations amounted to EUR 17 million. The transaction has closed early 2019.
Aegon entered into a series of agreements under which it disposed of its Hungarian mortgage business, captured in a separate legal entity. The sale was completed in October 2018, and the result on the sale was not material. This divestment has no material impact on underlying earnings before tax going forward.